Other non-current financial assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Non-current insurance company receivable	€ 2,400	€ 2,600
Impairment charge of the year	€ (130)	€ 2,390